INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax provision
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
Total current tax provision	0	0
Deferred tax provision
Domestic	0	0
State	0	0
Foreign	0	0
Total deferred tax provision	0	0
Total current provision	$ 0	$ 0